PROVISIONS - Components of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Environmental rehabilitation provision	$ 71,121	$ 50,603
Long service leave	2,642	6,092
Total provisions	73,763	56,695
Current provisions	29,776	15,817
Long-term balance	$ 43,987	$ 40,878